Financial Instruments - Summary the position of hedging instruments (Detail) € in Thousands, ¥ in Thousands, R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 BRL (R$)		Dec. 31, 2023 BRL (R$)		Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 EUR (€)	[1],[3]	Dec. 31, 2024 JPY (¥)	[1],[3]	Dec. 31, 2024 BRL (R$)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 EUR (€)	[4],[5]	Dec. 31, 2023 JPY (¥)	[4],[5]	Dec. 31, 2023 BRL (R$)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets											R$ 831,379								R$ 827,045
Fair value, Liabilities											(441,600)								(626,734)
Gains (losses), Profit or loss		R$ 28,161		R$ (563,750)		R$ (1,972,622)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		465,054		(332,117)		(16,806)
Derivatives designated as hedge accounting [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets											347,875								637,128
Fair value, Liabilities											(124,484)								(373,895)
Gains (losses), Profit or loss		(169,780)		(284,504)		(1,180,344)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 465,054		R$ (332,117)		R$ (16,806)
Derivatives designated as hedge accounting [member] | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 3.28%	[1]	USD + 0.00%	[2]	USD + 4.95%
Contracted rates-liabilities		105.7% of DI	[1]	53.60% of DI	[2]	106.67% of DI
Maturity		Sept/25	[1]	Oct/26	[2]	Sept-25
Notional amount | $													$ 206,067	[1],[3]							$ 234,000	[2],[4]			$ 221,339
Fair value, Assets											76,649	[1]							0	[2]
Fair value, Liabilities											(3,808)	[1]							(106,657)	[2]
Gains (losses), Profit or loss		R$ 171,493	[1]	R$ (145,949)	[2]	R$ (121,296)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 5,647	[1]	R$ 0	[2]	R$ 28,000
Derivatives designated as hedge accounting [member] | Foreign exchange swap one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		EUR + 5.16%	[1]	USD + 5.47%	[5]	EUR + 3.42%
Contracted rates-liabilities		109.2% of DI	[1]	110.02% of DI	[5]	111.60% of DI
Maturity		Mar/25	[1]	Sept/25	[5]	Mar-23
Notional amount							€ 115,518														206,067	[4],[5]	€ 9,709
Fair value, Assets											76,123	[1]							0	[5]
Fair value, Liabilities											0	[1]							(119,094)	[5]
Gains (losses), Profit or loss		R$ 84,875	[1]	R$ (223,555)	[5]	R$ 2,573
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ (1,742)	[1]	R$ (3,768)	[5]	R$ (8)
Derivatives designated as hedge accounting [member] | Foreign exchange swap two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		JPY + 1.50%	[1]	EUR + 5.12%	[5]	USD + LIBOR-3M + 1.14%
Contracted rates-liabilities		109.4% of DI	[1]	111.93% of DI	[5]	105.00% of DI
Maturity		Mar/25	[1]	Jan/24	[5]
Notional amount									¥ 12,564,393						€ 22,480									R$ 0
Fair value, Assets											0	[1]							0	[5]
Fair value, Liabilities											(45,826)	[1]							(22,529)	[5]
Gains (losses), Profit or loss		R$ 47,567	[1]	R$ (23,304)	[5]	R$ (21,566)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 5,294	[1]	R$ 230	[5]	R$ 0
Derivatives designated as hedge accounting [member] | Foreign exchange swap three [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		SOFR + 1.29%	[1]	JPY + 1.50%	[5]
Contracted rates-liabilities		112.5% of DI	[1]	109.40% of DI	[5]
Maturity		Sept/25	[1]	Mar/25	[5]
Notional amount													4,535	[1],[3]			¥ 12,564,393
Fair value, Assets											2,114	[1]							0	[5]
Fair value, Liabilities											0	[1]							(120,746)	[5]
Gains (losses), Profit or loss		R$ 2,566	[1]	R$ (130,726)	[5]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ (30)	[1]	R$ (4,775)	[5]
Derivatives designated as hedge accounting [member] | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		IPCA + 5.13%	[1]	IPCA + 5.03%	[5]	IPCA + 5.03%
Contracted rates-liabilities		104.5% of DI	[1]	102.87% of DI	[5]	102.87% of DI
Maturity		Jun/32	[1]	Jun/32	[5]	Jun-32
Notional amount											2,660,000	[1],[3]							3,226,054	[4],[5]				3,226,054
Fair value, Assets											189,156	[1]							598,311	[5]
Fair value, Liabilities											0	[1]							0	[2]
Gains (losses), Profit or loss		R$ (345,529)	[1]	R$ 260,301	[5]	R$ (143,762)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 355,746	[1]	R$ (313,641)	[5]	R$ (44,312)
Derivatives designated as hedge accounting [member] | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		IPCA + 2.83%	[1]	10.48%	[5]	6.47%
Contracted rates-liabilities		69.5% of DI	[1]	103.64% of DI	[5]	99.94% of DI
Maturity		Nov/41	[1]	Jun/27	[5]	Nov-24
Notional amount											151,465	[1],[3]							615,791	[4],[5]				R$ 90,000
Fair value, Assets											0	[1]							12,515	[5]
Fair value, Liabilities											(3,321)	[1]							(3,182)	[5]
Gains (losses), Profit or loss		R$ (3,321)	[1]	R$ 10,694	[5]	R$ (5,069)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 37,511	[1]	R$ (10,163)	[5]	R$ (486)
Derivatives designated as hedge accounting [member] | Interest rate swap contract two [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets	[1]	11.17%
Contracted rates-liabilities	[1]	104.3% of DI
Maturity	[1]	Jul/27
Notional amount	[1],[3]										525,791
Fair value, Assets	[5]										0
Fair value, Liabilities	[1]										(53,638)
Gains (losses), Profit or loss	[1]	R$ (67,786)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness	[1]	R$ 62,628
Derivatives designated as hedge accounting [member] | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD	[1]	BRL	[5]	BRL
Contracted rates-liabilities		Heating Oil/ RBOB	[1]	Heating Oil/ RBOB	[5]	Heating Oil/ RBOB
Maturity		Jan/25	[1]	Jan/24	[5]	Jul-23
Notional amount | $													5,753	[1],[3]							129,894	[4],[5]			181,880
Fair value, Assets											3,104	[1]							22,343	[5]
Fair value, Liabilities											(11,869)	[1]							(854)	[5]
Gains (losses), Profit or loss		R$ (25,309)	[1]	R$ (50,977)	[5]	R$ (944,896)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0	[1]	R$ 0	[5]	R$ 0
Derivatives designated as hedge accounting [member] | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD	[1]	BRL	[5]	BRL
Contracted rates-liabilities		USD	[1]	USD	[5]	USD
Maturity		Feb/25	[1]	Feb/24	[5]	Jan-23
Notional amount | $													6,853	[1],[3]							211,179	[4],[5]			127,233
Fair value, Assets											729	[1]							3,959	[5]
Fair value, Liabilities											(6,022)	[1]							(833)	[5]
Gains (losses), Profit or loss		R$ (34,336)	[1]	R$ 19,012	[5]	R$ 53,672
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		0	[1]	0	[5]	0
Derivatives not designated as hedge accounting
Disclosure of detailed information about financial instruments [line items]
Fair value, Assets											483,504								189,917
Fair value, Liabilities											(317,116)								(252,839)
Gains (losses), Profit or loss		197,941		(279,246)		(792,278)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Foreign exchange swap [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 0.00%		0.00%		0.00%
Contracted rates-liabilities		52.5% of CDI		52.99% of CDI		53.0% of CDI
Maturity		Jun/29		Jun/29		Jun-29
Notional amount | $													300,000								375,000				375,000
Fair value, Assets											465,032								186,925
Fair value, Liabilities											0								(45,877)
Gains (losses), Profit or loss		R$ 268,734		R$ (188,395)		R$ (85,474)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD + 5.25%		5.25%		USD + 5.25%
Contracted rates-liabilities		CDI -1.4%		1.36% of CDI		CDI - 1.36%
Maturity		Jun/29		Jun/29		Jun-29
Notional amount											300,000								300,000						300,000
Fair value, Assets											0								0
Fair value, Liabilities											(306,748)								(196,243)
Gains (losses), Profit or loss		R$ (166,103)		R$ 9,257		R$ (266,445)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0
Derivatives not designated as hedge accounting | Interest rate swap contract one [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness						R$ 0
Derivatives not designated as hedge accounting | Commodity Forward [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		BRL		BRL
Contracted rates-liabilities		Heating Oil/ RBOB		Heating Oil/ Marine Fuel/ Others
Maturity		Mar/25		Mar/24
Notional amount | $													2,422								18,127
Fair value, Assets											4,926								1,524
Fair value, Liabilities											(3,867)								(2,310)
Gains (losses), Profit or loss		R$ 53,069		R$ 5,489
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0
Derivatives not designated as hedge accounting | NDF [member]
Disclosure of detailed information about financial instruments [line items]
Contracted rates-assets		USD		USD		USD
Contracted rates-liabilities		BRL		BRL		BRL
Maturity		Mar/25		Mar/24		Jul-23
Notional amount | $													$ 15,425								$ 457,099				$ 1,116,702
Fair value, Assets											13,546								1,468
Fair value, Liabilities											R$ (6,501)								R$ (8,409)
Gains (losses), Profit or loss		R$ 42,241		R$ (105,597)		R$ (440,359)
Gain (loss) on change in fair value of hedged item used as basis for recognising hedge ineffectiveness		R$ 0		R$ 0		R$ 0

[1]	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).
[2]	Derivative financial instruments designated for cash flow hedge accounting (see Note 25.g.2).
[3]	Currency as indicated.
[4]	Currency as indicated.
[5]	Derivative financial instruments designated for fair value hedge accounting (see Note 25.g.1).